Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 107	$ 1,821	$ 4,060
Accounts receivable, net		11,788	12,209
Notes and other receivables		362	1,340
Inventory		1,061	755
Prepaid licenses and maintenance contracts		13,321	7,509
Assets held for sale		23	772
Prepaid assets and other current assets		1,768	1,967
Total Current Assets	1	30,144	28,612
Prepaid licenses and maintenance contracts, non-current		5,169	6,586
Property and equipment, net		1,385	1,392
Software development costs, net		2,058	1,281
Intangible assets, net		17,691	17,161
Goodwill	636	9,028	13,166
Other assets	32	998	517
Total Assets	33	66,473	68,715
Current Liabilities
Accounts payable		23,027	9,320
Accrued liabilities	10	3,959	2,992
Deferred revenue		15,043	9,095
Short-term debt		6,887	9,417
Derivative liabilities		210
Liabilities held for sale		2,041	2,026
Total Current Liabilities	10	51,167	32,850
Long Term Liabilities
Deferred revenue, non-current		5,960	7,666
Long-term debt		4,047	1,226
Other liabilities		371	542
Acquisition liability - Integrio		1,648
Acquisition liability - LightMiner		567	3,475
Total Liabilities	10	63,760	45,759
Commitments and Contingencies
Stockholders' (Deficit) Equity
Preferred Stock - $0.001 par value; 5,000,000 shares authorized, 0 issued and outstanding as of September 30, 2017
Convertible Series 1 Preferred Stock - $1,000 stated value, 5,000,000 shares authorized; 0 issued and outstanding at September 30, 2017 and 2,250 issued and outstanding at December 31, 2016 Liquidation preference of $0 at September 30, 2017 and $2,250,000 at December 31, 2016.		1,340
Series 2 Convertible Preferred Stock - $1,000 stated value; 4,669 shares authorized; 0 issued and outstanding at September 30, 2017 and December 31, 2016 Liquidation preference of $0 at September 30, 2017 and December 31, 2016.
Common Stock - $0.001 par value; 50,000,000 shares authorized; 513,792 and 72,396 issued and 513,262 and 71,865 outstanding at September 30, 2017 and December 31, 2016, respectively		0	0
Additional paid-in capital	23	64,148	58,251
Treasury stock, at cost, 531 shares		(695)	(695)
Due from Sysorex Consulting Inc.		(666)	(666)
Accumulated other comprehensive income		52	31
Accumulated deficit (excluding $2,442 reclassified to additional paid in capital in quasi-reorganization)		(59,473)	(32,359)
Stockholders' (deficit) equity attributable to Inpixon	23	4,708	24,562
Non-controlling interest		(1,995)	(1,606)
Total Stockholders' (Deficit) Equity	(16,465)	2,713	22,956
Total Liabilities and Stockholders' (Deficit) Equity	$ 33	$ 66,473	$ 68,715